ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.6%
	AEROSPACE & DEFENSE - 3.9%
9,000	AeroVironment, Inc.(a),(b)	$ 1,134,360

	ELECTRICAL EQUIPMENT - 3.1%
30,000	Allient, Inc.	906,300

	MACHINERY - 45.3%
25,000	ATS Corporation(a)	1,077,572
50,000	Daifuku Company Ltd.	1,011,632
17,500	Doosan Robotics, Inc.(a)	1,568,109
25,000	FANUC Corporation	735,362
22,000	GEA Group AG	915,412
4,000	Kardex Holding A.G.	1,036,762
2,500	Keyence Corporation	1,101,536
21,000	KION Group A.G.	896,522
500,000	Kraken Robotics, Inc.(a)	245,289
10,000	Krones A.G.	1,234,268
5,000	Rainbow Robotics(a)	679,185
350,000	Scott Technology Ltd.	754,329
25,000	Symbotic, Inc.(a),(b)	1,283,250
15,000	Yaskawa Electric Corporation	626,662
		13,165,890
	MEDICAL EQUIPMENT & DEVICES - 23.7%
350,000	Accuray, Inc.(a)	990,500
300,000	Asensus Surgical, Inc.(a),(b)	95,670
12,500	Globus Medical, Inc., Class A(a)	666,125
3,750	Intuitive Surgical, Inc.(a),(b)	1,265,100
5,000	iRhythm Technologies, Inc.(a)	535,200
100,000	Microbot Medical, Inc.(a)	164,000
30,000	PROCEPT BioRobotics Corporation(a),(b)	1,257,300
15,000	Siemens Healthineers A.G.	871,053
600,000	Stereotaxis, Inc.(a),(b)	1,050,000
		6,894,948

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
50,000	Helix Energy Solutions Group, Inc.(a),(b)	$ 514,000

	SEMICONDUCTORS - 4.3%
30,000	Infineon Technologies A.G.	1,251,932

	SOFTWARE - 10.8%
20,000	Mobileye Global, Inc., Class A(a),(b)	866,400
20,000	Omnicell, Inc.(a)	752,600
200,000	SoundHound AI, Inc.(a),(b)	424,000
2,100	Synopsys, Inc.(a)	1,081,311
		3,124,311
	TECHNOLOGY HARDWARE - 2.5%
500,000	Draganfly, Inc.(a),(b)	239,750
200,000	Nano Dimension Ltd. - ADR(a),(b)	480,000
		719,750
	TECHNOLOGY SERVICES - 0.2%
50,000	FiscalNote Holdings, Inc.(a)	57,000

	TOTAL COMMON STOCKS (Cost $24,931,059)	27,768,491

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 21.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 19.9%
5,769,347	Mount Vernon Liquid Assets Portfolio, 5.50% (c) (d)	$ 5,769,347

	MONEY MARKET FUND – 1.5%
843,267	First American Treasury Obligations Fund, Class X, 5.28% (d)	429,444

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,198,791)	6,198,791

	TOTAL INVESTMENTS - 117.0% (Cost $31,129,850)	$ 33,967,282
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.0)%	(4,928,064)
	NET ASSETS - 100.0%	$ 29,039,218

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
LTD	- Limited Company
(a)	- Non-income producing security.
(b)	- All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2023 was $5,169,656.
(c)	- Security was purchased with cash received as collateral for securities on loan at December 31, 2023. Total collateral had a value of $5,769,347 at December 31, 2023.
(d)	-Rate disclosed is the seven day effective yield as of December 31, 2023.